Taxation	12 Months Ended
Dec. 31, 2023
Taxation
Taxation

23. Taxation

(a)Value added tax (“VAT”)

The Group is subject to statutory VAT rate of 13% for revenue from sales of vehicles, sales and instalment of charging stalls, sales of goods from online store and sales of accessories in the PRC.

One of the Group’s subsidiaries is subject to 13% VAT for sales of self-developed software products. The subsidiary is entitled to a VAT refund in excess of 3% output VAT on the total VAT payable from April 2021, after completing the registration with relevant authorities and obtaining a refund approval from local tax bureau.

(b)Income taxes

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts most of its business through its subsidiaries located in Mainland China and Hong Kong. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

PRC

Beijing CHJ is qualified as a “high and new technology enterprise” under the PRC Enterprise Income Tax law (the “EIT Law”) in October 2019 and 2022 respectively. Beijing CHJ Technology, and Shanghai Lixiang Automobile Technology Co., Ltd. (“Shanghai Automobile”) are qualified as a “high and new technology enterprise” under EIT Law in October and November 2023 respectively. These companies are eligible for a preferential enterprise income tax rate of 15%. The high and new technology enterprise certificate is effective for a period of three years. Sichuan Li Xinchen Technology Co., Ltd. (“Sichuan Li Xinchen”) is in line with China’s Western Region Development Strategy for a preferential enterprise income tax rate of 15% from the year ended December 31, 2023 to the year ending December 31, 2030.

23. Taxation (Continued)

Wheels Technology was awarded as a Software Enterprise in March 2022 and was thereby entitled to an income tax exemption for two years beginning from its first profitable calendar year since 2022, and a 50% reduction in the standard statutory income tax rate for the subsequent three consecutive years. Other Chinese companies are subject to enterprise income tax at a uniform rate of 25% as of December 31, 2023.

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign investment enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with PRC.

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non PRC company is located”. Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.

According to relevant laws and regulations promulgated by the State Administration of Tax (“STA”) of the PRC, enterprises engaging in research and development activities were entitled to claim 150% of their research and development expenses incurred as tax deductible expenses when determining their assessable profits for that year (the “Super R&D Deduction”). The STA of the PRC announced in September 2018 that enterprises engaging in research and development activities would be entitled to claim 175% of their research and development expenses as Super R&D Deduction until December 31, 2023. The STA of the PRC announced in September 2022 to increase the Super R&D Deduction rate to 200% from October 1, 2022 to December 31, 2022. Subsequently, the STA of the PRC further announced in March 2023 that the Super R&D Deduction rate of 200% will continue to be applied from January 1, 2023, until when new announcement is released by STA of the PRC.

Withholding tax on undistributed dividends

According to the current EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in China but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in China or which have an establishment or place in China but the aforementioned incomes are not connected with the establishment or place shall be subject to the PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement provided that the foreign enterprise is the tax resident of the jurisdiction where it is located and it is the beneficial owner of the dividends, interest and royalties income).

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group incorporated in Hong Kong are subject to 16.5% Hong Kong profit tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

23. Taxation (Continued)

Singapore

Corporate taxpayers are subject to Singapore income tax on income accruing in or derived from Singapore and foreign-source income received or deemed to be received in Singapore from outside Singapore, unless specifically exempted from tax. The prevailing corporate income tax rate in Singapore is 17%. Additionally, payments of dividends by the subsidiaries incorporated in Singapore to the Company are not subject to any Singapore withholding tax.

Composition of income tax expense/(benefit) for the years presented is as follows:

	For the Year Ended December 31,
	2021	2022	2023
Current income tax expense	—	1,331	446,225
Deferred income tax expense/(benefit)	168,643	(128,338)	(1,803,587)
Income tax expense/ (benefit)	168,643	(127,007)	(1,357,362)

Reconciliations of the income tax expense/(benefit) computed by applying the PRC statutory income tax rate of 25% to the Group’s income tax expense/(benefit) for each of the years presented are as follows:

	For the Year Ended December 31,
	2021	2022	2023
(Loss)/Income before income tax	(152,812)	(2,159,355)	10,451,763
Income tax (benefit)/expense computed at PRC statutory income tax rate of 25%	(38,203)	(539,839)	2,612,941
Tax effect of tax‑exempt entity and preferential tax rate	(89,928)	(321,507)	(1,613,371)
Tax effect of Super R&D Deduction and others	(314,141)	(648,317)	(1,055,404)
Non‑deductible expenses	318,185	566,597	512,572
Change in valuation allowance	292,730	816,059	(1,814,100)
Income tax expense/(benefit)	168,643	(127,007)	(1,357,362)

(c)Deferred taxes

The Group monitors the realizability of deferred tax assets taking into account all relevant factors at each reporting period. As of December 31, 2023, based on the relevant weight of positive and negative evidence, including the amount of taxable income in this year which is objective and verifiable, and consideration of expected future taxable income, the Group concluded that it is more likely than not that deferred tax assets related to certain subsidiaries are realizable. As such, the Group released RMB1,990,245 of valuation allowances associated with such deferred tax assets as of December 31, 2023. A valuation allowance is provided against deferred tax assets when the Group determines that it is more-likely-than-not that the deferred tax assets will not be utilized in the future. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

23. Taxation (Continued)

The Group’s deferred tax assets (liabilities) consist of the following components:

	As of December 31,
	2022	2023
Deferred tax assets:
Net operating loss carryforwards	1,522,412	1,782,118
Warranty reserves	411,905	872,976
Others	253,905	262,167
Total deferred tax assets	2,188,222	2,917,261
Less: Valuation allowance	(2,113,455)	(299,355)
Deferred tax assets, net of valuation allowance	74,767	2,617,906
Deferred tax liabilities:
Accelerated tax depreciation and others	(68,652)	(783,206)
Fair value change of certain investments	(9,157)	(45,332)
Total deferred tax liabilities	(77,809)	(828,538)
Deferred tax (liabilities)/assets, net	(3,042)	1,789,368

Movement of valuation allowance is as follow:

	As of December 31,
	2022	2023
Valuation allowance
Balance at beginning of the year	1,297,395	2,113,455
Additions	1,147,602	176,145
Reversals	(331,542)	(1,990,245)
Balance at end of the year	2,113,455	299,355

As of December 31, 2023, the Group had net operating loss carryforwards of approximately RMB7,007,415 which mainly arose from the Group’s certain subsidiaries, VIEs and the VIEs’ subsidiaries established in the PRC. These net operating losses can be carried forward to offset future taxable income and will expire during the period from 2024 to 2033. As of December 31, 2023, deferred tax assets which arose from the net operating loss carryforwards amounting to RMB296,330 were fully provided for a related valuation allowance, while the remaining RMB1,485,788 were expected to be utilized prior to expiration.

23. Taxation (Continued)

Uncertain Tax Positions

The Group did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended December 31, 2021, 2022 and 2023.

(d)Consumption tax

The Group is subject to consumption tax rate of 3% and related surcharge for the sales of vehicles.